Loans and Financings - Guarantees, Covenants, Subsidiary bonds and Revolving Credit Facility (Details) - USD ($) $ in Thousands	May 04, 2017	Mar. 28, 2013	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Loans and Financings
Borrowings guaranteed by sureties			$ 1,063,784	$ 780,579
Borrowings guaranteed by fiduciary liens			$ 1,781	$ 2,211
Guarantee percentage			130.00%
Maximum borrowing capacity on revolving credit facility					$ 225,000
Ten-year bond
Loans and Financings
Principal amount	$ 700,000
Term of the bond	10 years
Interest rate (as a percent)	5.375%
NEXA PERU | Subsidiary bonds
Loans and Financings
Principal amount		$ 350,000
Term of the bond		10 years
NEXA PERU | Fixed rate | Subsidiary bonds
Loans and Financings
Interest rate (as a percent)		4.625%